Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	[1]	¥ 389,671
Ending balance		406,257	¥ 389,671	[1]
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	[1]	953,459	946,387
Additions		1,525	2,479	[1]
Transferred from construction in progress		90,803	82,079	[1]
Disposals/written back on disposals		(71,364)	(77,483)	[1]
Disposal of a subsidiary		(33)	(3)	[1]
Ending balance		974,390	953,459	[1]
Gross carrying amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance			946,323
Gross carrying amount [member] | Business combinations adjustment [member] | Satcom Business and Zhonghehengtai [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance			64
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	[1]	(563,788)	(572,383)
Depreciation and impairment charge for the year		(70,374)	(63,750)	[1]
Disposals/written back on disposals		66,012	72,343	[1]
Disposal of a subsidiary		17	2	[1]
Ending balance		(568,133)	(563,788)	[1]
Accumulated depreciation, amortization and impairment [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance			(572,342)
Accumulated depreciation, amortization and impairment [member] | Business combinations adjustment [member] | Satcom Business and Zhonghehengtai [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance			(41)
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance		48,491
Ending balance		46,626	48,491
Buildings and improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	[1]	99,509	97,459
Additions		583	664	[1]
Transferred from construction in progress		1,967	2,053	[1]
Disposals/written back on disposals		(709)	(754)	[1]
Reclassification		(18)	87	[1]
Ending balance		101,332	99,509	[1]
Buildings and improvements [member] | Gross carrying amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance			97,459
Buildings and improvements [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	[1]	(51,018)	(47,102)
Depreciation and impairment charge for the year		(4,326)	(4,527)	[1]
Disposals/written back on disposals		620	681	[1]
Reclassification		18	(70)	[1]
Ending balance		(54,706)	(51,018)	[1]
Buildings and improvements [member] | Accumulated depreciation, amortization and impairment [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance			(47,102)
Telecommunications network plant and equipment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance		332,919
Ending balance		351,407	332,919
Telecommunications network plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	[1]	823,836	819,318
Additions		532	1,335	[1]
Transferred from construction in progress		87,129	78,287	[1]
Disposals/written back on disposals		(68,719)	(74,976)	[1]
Disposal of a subsidiary		(33)
Reclassification		(272)	(128)	[1]
Ending balance		842,473	823,836	[1]
Telecommunications network plant and equipment [member] | Gross carrying amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance			819,257
Telecommunications network plant and equipment [member] | Gross carrying amount [member] | Business combinations adjustment [member] | Satcom Business and Zhonghehengtai [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance			61
Telecommunications network plant and equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	[1]	(490,917)	(504,054)
Depreciation and impairment charge for the year		(63,903)	(56,956)	[1]
Disposals/written back on disposals		63,553	70,010	[1]
Disposal of a subsidiary		17
Reclassification		184	83	[1]
Ending balance		(491,066)	(490,917)	[1]
Telecommunications network plant and equipment [member] | Accumulated depreciation, amortization and impairment [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance			(504,015)
Telecommunications network plant and equipment [member] | Accumulated depreciation, amortization and impairment [member] | Business combinations adjustment [member] | Satcom Business and Zhonghehengtai [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance			(39)
Furniture, fixture, motor vehicles and other equipment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance		8,261
Ending balance		8,224	8,261
Furniture, fixture, motor vehicles and other equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	[1]	30,114	29,610
Additions		410	480	[1]
Transferred from construction in progress		1,707	1,739	[1]
Disposals/written back on disposals		(1,936)	(1,753)	[1]
Disposal of a subsidiary	[1]		(3)
Reclassification		290	41	[1]
Ending balance		30,585	30,114	[1]
Furniture, fixture, motor vehicles and other equipment [member] | Gross carrying amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance			29,607
Furniture, fixture, motor vehicles and other equipment [member] | Gross carrying amount [member] | Business combinations adjustment [member] | Satcom Business and Zhonghehengtai [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance			3
Furniture, fixture, motor vehicles and other equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	[1]	(21,853)	(21,227)
Depreciation and impairment charge for the year		(2,145)	(2,267)	[1]
Disposals/written back on disposals		1,839	1,652	[1]
Disposal of a subsidiary	[1]		2
Reclassification		(202)	(13)	[1]
Ending balance		¥ (22,361)	(21,853)	[1]
Furniture, fixture, motor vehicles and other equipment [member] | Accumulated depreciation, amortization and impairment [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance			(21,225)
Furniture, fixture, motor vehicles and other equipment [member] | Accumulated depreciation, amortization and impairment [member] | Business combinations adjustment [member] | Satcom Business and Zhonghehengtai [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance			¥ (2)

[1]	restated